19. SEGMENT REPORTING - Segment reporting (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Revenues	$ 813,448	$ 658,128	$ 333,112
Cost of Sales	725,848	584,633	244,290
Gross Profit	87,600	73,495	88,822
Selling and marketing	10,718	10,262	10,126
General and administrative	46,598	49,927	41,951
Litigation expense	4,350	9,597
Interest expense	22,755	(13,435)
Other (income), net	(12,361)	(13,435)	(7,101)
Income (loss) from operations	15,540	17,144	32,356
Interest income	(168)	(406)	(308)
Depreciation and amortization	3,926	3,289	1,902
Segment Income (loss) before taxes	15,708	17,550	32,664
Commercial Vehicles
Segment Revenues	808,511	657,627
Cost of Sales	723,316	583,273
Gross Profit	85,195	74,354
Selling and marketing	10,383	10,056
General and administrative	44,366	48,763
Litigation expense	4,350	9,597
Interest expense	22,627	(13,435)
Other (income), net	(12,314)
Income (loss) from operations	15,783	19,373
Interest income	(164)	(404)
Depreciation and amortization	1,919	2,046
Segment Income (loss) before taxes	15,947	19,775
Office Leasing
Segment Revenues	4,937	501
Cost of Sales	2,532	1,360
Gross Profit	2,405	(859)
Selling and marketing	335	206
General and administrative	2,232	1,164
Litigation expense	0	0
Interest expense	128	0
Other (income), net	(47)
Income (loss) from operations	(243)	(2,229)
Interest income	(4)	(2)
Depreciation and amortization	2,007	1,243
Segment Income (loss) before taxes	$ (239)	$ (2,225)